As filed with the Securities and Exchange Commission on February 27, 2004


                                                     Registration Nos. 333-26341
                                                                       811-08205

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                  F O R M   N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 9  X
                                                      ---


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 11  X
                                               ---


                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY

                               (Name of Depositor)

              95 Wall Street, 22nd Floor, New York, New York 10005 (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200

               (Depositor's Telephone Number, including Area Code)


                              Carol E. Springsteen
                     First Investors Life Insurance Company


                           95 Wall Street, 22nd Floor
                            New York, New York 10005

                     (Name and Address of Agent For Service)

                        Copies of all communications to:
                                 Foley & Lardner
                         3000 K Street, N.W., Suite 500

                           Washington, D.C. 20007-5109
                            Attn: Gary O. Cohen, Esq.

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

|_|      Immediately upon filing pursuant to paragraph (b) of Rule 485


|_|      On April 30, 2004 pursuant to paragraph (b) of Rule 485

|X|      60 days after filing pursuant to paragraph (a)(1) of Rule 485


|_|      On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund D under deferred variable annuity contracts.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                              CROSS-REFERENCE SHEET


N-4 ITEM NO.                                                                    LOCATION
------------                                                                    --------

PART A:  PROSPECTUS

1    Cover Page...........................................  Cover Page
2.   Definitions..........................................  Glossary of Special Terms
3.   Synopsis.............................................  Fees and Expenses
4.   Condensed Financial Information......................  Condensed Financial Information
5.   General Description of Registrant, Depositor,
     and Portfolio Companies..............................  Overview; Who We Are; The Contract in Detail; Voting Rights
6.   Deductions...........................................  Fees and Expenses; Financial Information; Calculating Values,
                                                            Contract Expenses

7.   General Description of Variable Annuity
     Contracts............................................  Overview; The Contract in Detail;
                                                            Financial Information; Other Information
8.   Annuity Period.......................................  Overview; The Contract in Detail,
                                                            The Annuity Period
9.   Death Benefit........................................  Overview; The Contract in Detail,
                                                            The Accumulation Period
10.  Purchases and Contract Value......................... The Contract in Detail
11.  Redemptions..........................................  The Contract in Detail; Financial Information
12.  Taxes................................................  Federal Tax Information
13.  Legal Proceedings....................................  Not Applicable
14.  Table of Contents of the Statement of
     Additional Information...............................  Table of Contents of the Statement of Additional Information


PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page...........................................  Cover Page
16.  Table of Contents....................................  Table Of Contents
17.  General Information and History......................  General Description; Other
                                                            Information

18.  Services.............................................  Services
19.  Purchase of Securities Being Offered.................  Not Applicable
20.  Underwriters.........................................  Services
21.  Calculation of Performance Data......................  Performance Information
22.  Annuity Payments                                       Annuity Payments
23.  Financial Statements.................................  Relevance of Financial Statements;
                                                            Financial Statements


PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C hereof.

[LOGO] First Investors LIfe

The Tax Tamer(Registered Trademark) II

Individual Variable Annuity Contract
Offered By
First Investors Life Insurance Company

This booklet contains the prospectus for the Individual Variable Annuity Fund D (Separate Account D) contract, which we call The Tax Tamer II. The second prospectus is for the Life Series Fund, which provides the underlying investment options for the Individual Variable Annuity Contract offered through Separate Account D.

The date of this

Prospectus

is April 30, 2004

--------------------------------------------------------------------------------
THE TAX TAMER (R)II
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
(SEPARATE ACCOUNT D)
--------------------------------------------------------------------------------

INDIVIDUAL VARIABLE ANNUITY CONTRACT
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY

95 Wall Street, New York, New York 10005/(800) 342-7963
This prospectus describes an individual variable annuity contract (the "Contract") offered by First Investors Life Insurance Company ("First Investors Life", "we", "us" or "our"). The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, receive annuity payments based upon the Contract's accumulated value to provide income for a lifetime.

When you invest in a Contract, you allocate your purchase payments (less certain charges) to one or more "Subaccounts" of the Separate Account. Each of these Subaccounts invests in a corresponding "Fund" of First Investors Life Series Fund. The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

The Contract requires a minimum initial investment of $5,000.

Please read this Prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated April 30, 2004, with the Securities and Exchange Commission. We incorporate the SAI by reference into this Prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting us at the address or telephone number shown above or by visiting our website www.firstinvestorslife.com. You can review and copy our documents (including reports and SAIs) at the Public Reference room of the SEC in Washington, D.C. You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling
(202) 942-8090. Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed judgment on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense. This Prospectus is valid only if attached to the current prospectus for First Investors Life Series Fund ("Life Series Fund").

THE DATE OF THIS PROSPECTUS IS APRIL 30, 2004

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS...............................................  iii
FEES AND EXPENSES........................................................   1
CONDENSED FINANCIAL INFORMATION..........................................   8
OVERVIEW.................................................................. 11
   How the Contract Works................................................. 11
   Who We Are............................................................. 11
   Summary of Risks and Rewards........................................... 15
THE CONTRACT IN DETAIL.................................................... 16
   Purchase Payments...................................................... 16
   Allocation of Purchase Payments to Subaccount(s)....................... 16
   The Accumulation Period................................................ 17
   The Annuity Period..................................................... 22
   Your Right to Cancel the Contract ..................................... 24
FINANCIAL INFORMATION..................................................... 26
   Calculating Values..................................................... 26
   Contract Expenses...................................................... 26
   Federal Tax Information................................................ 28
OTHER INFORMATION......................................................... 33
   Voting Rights.......................................................... 33
   Processing Transactions................................................ 34
   Reservation of Rights.................................................. 34
   Contract Years and Anniversaries....................................... 34
   State Variations....................................................... 34
   Distribution of the Contract........................................... 34
   Reports................................................................ 35
   Financial Statements................................................... 35
TABLE OF CONTENTS OF THE SAI.............................................. 36

First Investors Life does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.

The Contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material we authorize.


--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Accumulated Value - The value of all the Accumulation Units credited to the Contract.

Accumulation Period - The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit - A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account D before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount's corresponding Fund.

Annuitant - The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date - The date on which we begin making annuity payments.

Annuity Unit - A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount's corresponding Fund.

Annuity Value - The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary - The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Contract - An individual variable annuity contract offered by this prospectus.

Contractowner - The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment - Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

General Account - All assets of First Investors Life other than those allocated to Separate Account D and other segregated investment accounts of First Investors Life.

Good Order - Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our home office or other office we may designate ("home office"), that contains all information required by us to process the transaction.

Joint Annuitant - The designated second person under a joint and survivor life annuity.

Net Accumulated Value - The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment - A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).





Separate Account D - The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the 1940 Act.

Subaccount - A segregated investment subaccount under Separate Account D that corresponds to a Fund of the Life Series Fund. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Fund.

Valuation Date - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.

Valuation Period - The period beginning at the end of any valuation date and extending to the end of the next valuation date.

Variable Annuity Payment - Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We (and Our) - First Investors Life.

You (and Your) - An actual or prospective Contractowner who is reading the prospectus.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------


The following information is provided to help you understand the various charges and expenses you will directly or indirectly bear in purchasing a Contract. The Separate Account has thirteen Subaccounts. Each Subaccount invests in a corresponding "Fund" of the Life Series Fund with the same name.


The table below shows the Separate Account expenses.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT EXPENSES
--------------------------------------------------------------------------------

Separate Account D Contract

     TRANSACTION EXPENSES
     --------------------
     Maximum Sales Charge Imposed on Purchases
     (as a percentage of purchase payments)                   None
     Maximum Contingent Deferred Sales Charge                 7.00%*
     (as percentage of purchase payments)
         Annual Contract Maintenance Charge                   $30.00**
     ANNUAL EXPENSES
     ---------------
     (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     ------------------------------------------
         Mortality and Expense Risk Charges                   1.25%
         Administrative Charge                                0.15%
                                                              -----
         Total Separate Account Annual Expenses               1.40%
                                                              =====
--------------------------------------------------------------------------------



* THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") IS A PERCENTAGE OF THE VALUE OF THE ACCUMULATION UNITS SURRENDERED (NOT TO EXCEED THE AGGREGATE AMOUNT OF THE PURCHASE PAYMENTS MADE FOR THE ACCUMULATION UNITS). THE CHARGE DECREASES ONE PERCENTAGE POINT EACH YEAR SO THAT THERE IS NO CHARGE AFTER SEVEN YEARS. EACH YEAR YOU MAY WITHDRAW ("SURRENDER") UP TO 10% OF TOTAL PURCHASE PAYMENTS WITHOUT A CDSC. FOR PURPOSES OF COMPUTING THE CDSC, ACCUMULATION UNITS ARE CONSIDERED TO BE REDEEMED IN THE ORDER IN WHICH THEY WERE PURCHASED (I.E., FIRST-IN, FIRST-OUT).

** WE MAY DEDUCT AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 FROM THE ACCUMULATED VALUE, EXCEPT THAT THIS CHARGE WILL NOT EXCEED 2% OF THE ACCUMULATED VALUE. FOR MORE INFORMATION, SEE "CONTRACT MAINTENANCE CHARGE." FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS CHARGES AND EXPENSES SHOWN, PLEASE REFER TO "THE CONTRACT IN DETAIL - SALES CHARGE, MORTALITY AND EXPENSE RISK CHARGES, AND OTHER CHARGES." IN ADDITION, PREMIUM TAXES MAY APPLY (SEE "OTHER CHARGES").

The next table describes the fees and expenses for the Funds that you will indirectly pay periodically during the time that you own the Contract. The table shows the minimum and maximum Total Annual Fund Operating Expenses, before and after any contractual fee waiver or expense reimbursements as of December 31, 2003. These expenses may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the attached prospectus for the Funds.

FUND EXPENSES

--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

                                                     Minimum          Maximum
Gross Annual Fund Operating Expenses                  0. %            %
(Before contractual fee waivers/reimbursements)
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses(1)                 0. %            %
(After contractual fee waivers/reimbursements)
--------------------------------------------------------------------------------

(1) MANAGEMENT FEE WAIVERS AND EXPENSE ASSUMPTIONS IN EFFECT DURING FISCAL YEAR ENDING DECEMBER 31, 2003, WILL CONTINUE THROUGH THE END OF FISCAL YEAR DECEMBER 31, 2004 BY CONTRACTUAL AGREEMENT WITH THE INVESTMENT ADVISER TO THE FUNDS.

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses and fees and expenses of the Funds.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXAMPLES

--------------------------------------------------------------------------------
Separate Account D Contract

--------------------------------------------------------------------------------
If you surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                  1 year            3 years          5 years           10 years
maximum cost      $                 $                $                 $
minimum cost      $                 $                $                 $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If you annuitize or do not surrender your Contract at the end of the applicable time period:
                  1 year            3 years          5 years           10 years
maximum cost      $                 $                $                 $
minimum cost      $                 $                $                 $
--------------------------------------------------------------------------------

You should not consider the expenses in the examples as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount on the dates shown. The Accumulation Unit Value for each Subaccount was initially set at $10.00 on July 28, 1997, except Focused Equity Subaccount and Target Maturity 2015 Subaccount which were initially set at $10.00 on November 8, 1999.


---------------------------------------------------------------------------
                                                            Number of
                                     Accumulation          Accumulation
Subaccount       At                 Unit Value($)             Units
---------------------------------------------------------------------------
Blue Chip       December 31, 1997     10.185                  426,185.6
Subaccount      December 31, 1998     11.917                1,531,169.8
                December 31, 1999     14.728                2,333,261.2
                December 31, 2000     13.686                3,004,519.0
                December 31, 2001     10.895                3,279,726.9
                December 31, 2002      7.971                3,107,646.5
                December 31, 2003      9.920                3,059,107.4
---------------------------------------------------------------------------
Cash            December 31, 1997     10.155                   28,344.4
Management      December 31, 1998     10.517                   82,526.4
Subaccount      December 31, 1999     10.856                  218,614.0
                December 31, 2000     11.340                  222,276.5
                December 31, 2001     11.605                  332,125.9
                December 31, 2002     11.583                  377,631.8
                December 31, 2003     11.484                  273,465.6
---------------------------------------------------------------------------
Discovery       December 31, 1997     10.231                  205,814.9
Subaccount      December 31, 1998     10.396                  701,595.6
                December 31, 1999     13.120                  963,277.6
                December 31, 2000     12.908                1,335,912.6
                December 31, 2001     10.040                1,459,558.0
                December 31, 2002      7.217                1,453,514.7
                December 31, 2003      9.909                1,434,438.5
---------------------------------------------------------------------------
Focused Equity  December 31, 1999     10.240                   44,020.7
Subaccount      December 31, 2000      8.994                  226,565.0
                December 31, 2001      8.434                  238,609.9
                December 31, 2002      5.980                  276,598.2
                December 31, 2003      7.532                  304,359.5
---------------------------------------------------------------------------
Government      December 31, 1997     10.289                   13,321.1
Subaccount      December 31, 1998     10.911                  103,476.8
                December 31, 1999     10.872                  133,403.0
                December 31, 2000     11.851                  141,948.1
                December 31, 2001     12.736                  292,874.8
                December 31, 2002     13.538                  529,841.0
                December 31, 2003     13.774                  489.077.0
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                             Number of
                                     Accumulation          Accumulation
Subaccount       At                 Unit Value($)              Units
---------------------------------------------------------------------------
Growth          December 31, 1997     10.336                  346,768.7
Subaccount      December 31, 1998     12.980                1,316,750.1
                December 31, 1999     16.188                2,158,958.5
                December 31, 2000     15.967                2,716,871.2
                December 31, 2001     13.640                2,880,189.3
                December 31, 2002     10.459                2,797,102.1
                December 31, 2003     13.323                2,874,051.6
---------------------------------------------------------------------------
High Yield      December 31, 1997     10.423                   60,209.4
Subaccount      December 31, 1998     10.602                  325,195.4
                December 31, 1999     10.972                  491,040.3
                December 31, 2000     10.131                  442,392.1
                December 31, 2001      9.644                  490,536.2
                December 31, 2002      9.724                  524,861.1
                December 31, 2003     12.095                  732,045.8
---------------------------------------------------------------------------
International   December 31, 1997      9.307                  196,448.9
Securities      December 31, 1998     10.846                  536,298.4
Subaccount      December 31, 1999     14.060                  883,074.3
                December 31, 2000     12.247                1,212,143.3
                December 31, 2001     10.290                1,158,118.6
                December 31, 2002      8.277                1,047,768.6
                December 31, 2003     10.817                  916,579.2
---------------------------------------------------------------------------
Investment      December 31, 1997     10.339                   22,448.4
Grade           December 31, 1998     11.128                  156,868.9
Subaccount      December 31, 1999     10.695                  239,796.7
                December 31, 2000     11.550                  261,929.8
                December 31, 2001     12.284                  478,064.7
                December 31, 2002     13.065                  656,050.6
                December 31, 2003     13.992                  759,688.4
---------------------------------------------------------------------------
Target          December 31, 1997     10.621                   62,839.0
Maturity        December 31, 1998     12.042                  302,580.8
 2007           December 31, 1999     10.760                  471,988.9
Subaccount      December 31, 2000     12.354                  513,058.1
                December 31, 2001     13.127                  595,021.0
                December 31, 2002     14.898                  613,763.3
                December 31, 2003     14.970                  533,983.9
---------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                              Number of
                                         Accumulation       Accumulation
Subaccount         At                   Unit Value($)            Units
----------------------------------------------------------------------------
Target            December 31, 1997       10.799                43,680.6
Maturity          December 31, 1998       12.178               188,719.4
2010              December 31, 1999       10.600               223,367.6
Subaccount        December 31, 2000       12.654               298,456.3
                  December 31, 2001       13.121               400,481.2
                  December 31, 2002       15.382               521,477.9
                  December 31, 2003       15.599               443,399.6
----------------------------------------------------------------------------
Target Maturity   December 31, 1999        9.957                 5,000.0
2015              December 31, 2000       12.274                42,941.2
Subaccount        December 31, 2001       12.206               172,736.6
                  December 31, 2002       14.849               324,635.3
                  December 31, 2003       15.117               461,195.6
----------------------------------------------------------------------------
Value             December 31, 1997       11.674                33,306.9
Subaccount        December 31, 1998       12.959               449,163.0
(formerly         December 31, 1999       15.004               806,463.3
Utilities         December 31, 2000       14.708             1,151,189.3
Income
Subaccount)       December 31, 2001       11.561             1,255,426.2
                  December 31, 2002        8.938             1,106,285.2
                  December 31, 2003       11.245             1,149,990.3
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus. Separate Account D ("Tax Tamer II") Contracts are sold with a contingent deferred sales charge. We will not accept a purchase of a Separate Account D Contract with the proceeds from one of our other variable annuities. You will find more information about the Contract in "The Contract in Detail" section of this prospectus.


HOW THE CONTRACT WORKS

The Contract has two phases: an accumulation period and an annuity income period. During the accumulation period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you convert from the accumulation phase by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contract. You can select one of several annuity income payment options.

The Contract is a "variable" annuity because your Accumulated Value during the Accumulation Period and the amount of your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts you have selected. As a result, the Accumulated Value in your Contract and your variable annuity payments may increase or decrease. You are permitted to allocate your purchase payments in up to 5 of 13 available Subaccounts we offer as long as each allocation is at least 10%. Subject to certain limitations, you may reallocate your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. , Generally, the terms of your Contract guarantee that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total purchase payments reduced proportionally by any withdrawals, (ii) the Accumulated Value, or (iii) the Accumulated Value on the immediately preceding specified Contract anniversary date (these anniversary dates occur every 7 years after you purchase your Contract) plus any additional purchase payments and reduced proportionally by any subsequent withdrawals. For Contracts purchased prior to May 1, 2004 and in some jurisdictions, the death benefit is reduced by the amount of any withdrawals, when applicable, and is payable upon the death of either the original Contractowner or Annuitant Please ask your registered representative about the death benefit applicable to your Contract. We pay the death benefit when we receive both proof of death and appropriate instructions for payment.


You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

WHO WE ARE

First Investors Life

First Investors Life Insurance Company, with its home office at 95 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance, annuities and accident and health insurance. We will notify you and provide you with an address if we designate another office for receipt of information and documents.

First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Life; First Investors Corporation ("FIC"), the distributor of the Contracts; First Investors Management Company, Inc. ("FIMCO"), the investment adviser of the Life Series Fund; and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head and members of his family control FICC and, therefore, First Investors Life and the other companies that are owned by FICC.


Separate Account D

First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997 under New York Insurance Law. Separate Account D (the "Separate Account") is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

We segregate the assets of the Separate Account from our other assets in our General Account. These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to the Separate Account. The assets equal to our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of our other obligations. The assets we derive from Contract charges do not support the Contract, and we can transfer these assets in cash to our General Account. Before making a transfer, we will consider any possible adverse impact that the transfer may have on the Separate Account. We credit to, or charge against, the Subaccounts of the Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contract are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Fund at net asset value. Therefore, we own the shares of the underlying Funds, not you. The value of your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Life Series Fund

The Life Series Fund is an open-end management investment company fund, (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of FIMCO or directly to us.

Although some of the Funds have similar names, the same portfolio manager and same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Fund, is a New York Corporation located at 95 Wall Street, New York, New York 10005. FIMCO and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109, to serve as the subadviser of the International Securities, Growth, and Focused Equity Funds.

The following table includes each Fund's investment objective. There is no assurance that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk you assume will depend on the Subaccounts you select. You should consider your allocation carefully. The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Fund prospectus.

-----------------------------------------------------------------------------------------------------------------------
Fund                             Investment Objective
-----------------------------------------------------------------------------------------------------------------------

Blue Chip                        Fund High total investment return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------
Cash Management Fund             High rate of current income consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------
Discovery Fund                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
Focused Equity Fund(1)           Capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
Government Fund                  Significant level of current income which is consistent with security and liquidity of principal.
-----------------------------------------------------------------------------------------------------------------------
Growth Fund                      Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
High Yield Fund                  High current income and secondarily seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
International Securities Fund    Long-term capital growth and secondarily a reasonable level of current income.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Investment Grade Fund            To generate a maximum level of income consistent with investment in investment grade debt securities.
-----------------------------------------------------------------------------------------------------------------------
Target Maturity 2007 Fund(1)     Predictable compounded investment return for those who hold until the Fund's maturity, consistent with preservation of capital.
-----------------------------------------------------------------------------------------------------------------------
Target Maturity 2010 Fund(1)     Predictable compounded investment return for those who hold until the Fund's maturity, consistent with preservation of capital.
-----------------------------------------------------------------------------------------------------------------------
Target Maturity 2015 Fund(1)     Predictable compounded investment return for those who hold until the Fund's maturity, consistent with preservation of capital.
-----------------------------------------------------------------------------------------------------------------------
Value Fund                       Total return.
(FORMERLY UTILITIES INCOME FUND)

-----------------------------------------------------------------------------------------------------------------------

(1) THIS SUBACCOUNT IS NOT AVAILABLE IN CALIFORNIA.

SUMMARY OF RISKS AND REWARDS

The benefits of the Contract are, among other things:

|X| There are thirteen professionally managed investment Funds underlying the Subaccounts, each with different investment objectives, policies and risks allowing for investment diversification.

|X| You pay no income taxes on any gains until you withdraw your money through withdrawals or one of our annuity pay-out options. This gives your money the potential to grow faster.

|X| You can also reallocate your accumulated assets among the Subaccounts, as your circumstances change, without incurring current income taxes.

|X| Moreover, there are no income or contribution limits - such as those that exist on individual retirement accounts ("IRAs") or 401(k)s - that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your Contract.

|X| We guarantee a death benefit which protects your principal from market declines if you die.

|X| You can receive an annuity pay-out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

|X| You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

|X| An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

|X| Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59 1/2, you should not invest in the Contract if you have short-term investment objectives which would require you to liquidate all or a portion of the Contract prior to reaching age 59 1/2.

|X| A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

|X| A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA. Therefore, you should have reasons other than tax deferral, such as the additional benefits, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code of 1986, as amended (the "Code").

|X| A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulated Value exceeds your principal contribution to the Contract (i.e., on an "income first" basis).

|X| The death benefit paid to a Beneficiary of the Contract is taxed as ordinary income to the Beneficiary at the Beneficiary's tax rate to the extent that the death benefit exceeds the Contractowner's principal contribution to the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The amount of the death benefit on a life insurance policy passes income-tax free to the Beneficiary. An annuity death benefit does not.

--------------------------------------------------------------------------------
THE CONTRACT IN DETAIL
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

Your initial purchase payment must be at least $5,000 for the Contract. You may make additional purchase payments under the Contract of at least $200 each at any time after Contract issuance. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of one of our other variable annuities.

We credit an initial purchase payment (less any charges) to your Contract based on the next computed value of the Accumulation Unit following its receipt at our home office in good order. If your application is incomplete or incorrect, we have five business days to complete it and process the transaction. Otherwise, we will return the purchase payment to you at the end of the five-day period. However, we can try to reach you to explain the reasons for the delay in crediting the money and get your consent to keep the money until the problem is resolved.

Your purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at our home office in good order. We value Accumulation Units at the end of each Valuation Date.


ALLOCATION OF PURCHASE PAYMENTS TO SUBACCOUNT(S)

When you purchase a Contract you select a percentage allocation among up to 5 of the thirteen Subaccounts, provided that you allocate no less than 10% of a purchase payment to any Subaccount. We reserve the right to adjust your allocation to eliminate fractional percentages. All subsequent purchase payments will be allocated according to your percentage allocations. You may also reallocate the Annuity Unit value underlying your variable annuity payments provided that no less than 10% of the aggregate Annuity Unit value is in any one Subaccount.

Subject to the percentage limitations, you may request a reallocation of the assets attributable to your Contract if we receive your request by mail on our Subaccount reallocation form.

We will not automatically rebalance your Contract value to your designated percentage allocations. Unless you request a reallocation to maintain your allocations, you may end up with an allocation which has more or less risk than you intended.

The Contract is not designed for frequent reallocation activity. Excessive reallocations may adversely affect the performance of the Funds underlying the Separate Account. In turn, this negatively impacts all contractholders. As a result, we monitor reallocation activity in an effort to detect abusive activity. We may limit your right to reallocate if we determine that your transaction(s) would have an adverse effect on other Contractowners by imposing what we believe to be reasonable restrictions to prevent any disadvantage to other Contractowners. For example, we may refuse or otherwise restrict any transaction we believe alone, or with a group of transactions, may have a detrimental effect on the Separate Account or the Funds, or we are informed by any Fund that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

THE ACCUMULATION PERIOD

Crediting Accumulation Units

During the Accumulation Period, we credit purchase payments to your Contract in the form of Accumulation Units for each of your selected Subaccounts. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount. We make this valuation after we receive the purchase payment at our home office.

The Value of Your Contract

Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that your Accumulated Value will equal or exceed purchase payments. We determine the value for the amount you have in each Subaccount by multiplying (a) the total number of Accumulation Units in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at your Accumulated Value.

Death During the Accumulation Period

If the Annuitant dies prior to the Annuity Commencement Date, we pay a death benefit to the Beneficiary you have designated. We generally make this payment within seven days of receiving in good order (a) a death certificate or similar proof of the death of the Annuitant or Owner ("Due Proof of Death") and (b) a claimant's statement form that includes payment instructions with the Beneficiary's election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit; (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as we otherwise permit. The decision on how we pay is at your election before the Annuitant's death and the Beneficiary's election after the Annuitant's death.

We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following our receipt at our home office of Due Proof of Death in good order.

Generally, upon the death of the Annuitant, we pay the beneficiary the greatest of (a) the total purchase payments reduced proportionally by any partial withdrawals; (b) the Accumulated Value; or (c) the Accumulated Value on the immediately preceding specified Contract anniversary, increased by any additional purchase payments and decreased proportionally by any partial withdrawals since that anniversary. The specified contract anniversary is every seventh Contract anniversary (i.e., 7th, 14th, 21st, etc.). For Contracts purchased prior to May 1, 2004 and in some jurisdictions, the death benefit is reduced by the amount of any withdrawals, when applicable, and is payable upon the death of the Annuitant or original Contractowner. Please ask your registered representative about the death benefit applicable to your death benefit. If ownership changes after the Contract is issued, then upon the death of the last Contractowner we pay only the Accumulation Value.

The following graph indicates how this death benefit works:


Graph demonstrating how death benefit works. Dollar values in thousands on the y-axis and end of contract year on the x-axis. Gray shaded area represents Accumulated Value, heavy black line represents Death Benefit Payable, thin line represents Specified Contract Anniversary Accumulated Value, and dashed line represents Total Purchase Payments. The following are the values:

Contract Year    Total Purchase     Accumulated Value       Specified Contract Anniversary          Death
                     Payment                                      Accumulated Value                Benefit
      0             $100,000            $100,327                          $0                      $100,327
      7             $100,000            $132,023                       $132,023                   $132,023
     14             $100,000            $82,723                        $82,723                    $100,000
     21             $100,000            $117,924                       $117,924                   $117,924
     28             $100,000            $169,261                       $169,261                   $169,261

The following example demonstrates how the death benefit payable with the proportional reductions for withdrawals is determined for a Contract.

                              DEATH BENEFIT EXAMPLE

-------------------------------------------------------------------------------------
                                                                       DEATH BENEFIT
-------------------------------------------------------------------------------------
 Issue Date   Your Initial Purchase Payment and Death Benefit is:  $100,000
----------------------------------------------------------------------------
  FIRST       Assume your Accumulated Value grows to:              $104,340
CONTRACT      Your Death Benefit is the greater of your Purchase
  YEAR        Payment ($100,000)
              or your Accumulated Value  ($104,340) and is equal
              to:                                                            $104,340
-------------------------------------------------------------------------------------
   SEVENTH
  CONTRACT
 ANNIVERSARY  Assume your Accumulated Value grows to:              $132,023
 (SPECIFIED   Your Death Benefit is the greater of your Purchase
  CONTRACT    Payment
 ANNIVERSARY) ($100,000)
              or your Accumulated Value ($132,023) and is equal
              to:                                                            $132,023
-------------------------------------------------------------------------------------
    NINTH     Assume your Accumulated Value declines to:            $70,713
  CONTRACT    Your Death Benefit is the greatest of your Purchase
    YEAR      Payment ($100,000), your Accumulated Value
              ($70,713) or the Accumulated Value on the last
              Specified Contract Anniversary ($132,023) and is
              equal to:                                                      $132,023
-------------------------------------------------------------------------------------
    TENTH     Assume your Accumulated Value grows to:               $71,643
  CONTRACT
    YEAR      You then decide to withdraw:                          $25,000
              The proportion your withdrawal represents of the
              Accumulated Value is the withdrawal amount
              ($25,000) divided by the Accumulated Value
              ($71,643) which is:                                    34.90%
              Your Accumulated Value, Purchase Payment(s) and
              Specified Contract Anniversary Accumulated Value
              are all reduced by 34.90%.

              Thus, after the withdrawal:
                   Your Accumulated Value is:                       $46,643
                   Your Purchase Payment is:                        $65,105
                   Your Specified Contract Anniversary
                   Accumulated Value is:                            $85,953
                   Your Death Benefit is equal to the greatest of
                   these amounts:                                             $85,953
-------------------------------------------------------------------------------------
  ELEVENTH    Assume your Accumulated Value grows to:               $51,483
  CONTRACT
    YEAR      Your Death Benefit is equal to the greatest of your
              Purchase Payment ($65,105), your Accumulated Value
              ($51,483) or the Accumulated Value on the last
              Specified Contract Anniversary ($85,953):                       $85,953
-------------------------------------------------------------------------------------

This example assumes that withdrawals are taken after the seventh Contract year and does not account for any tax consequences.

Special Requirements for Payment of Death Benefit

If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under
Section 72 of the Code.

If any Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary. For Contracts purchased after May 1, 2004, if there are joint Contractowners, we will pay the Accumulation Value when the first Contractowner dies. Upon the death of any joint Contractowner, the surviving joint Contractowner will be considered the primary Beneficiary. Any designated Beneficiary will be treated as a contingent Beneficiary, unless you instruct us otherwise.

If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.

If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial Withdrawals and Full Surrenders During the Accumulation Period

You may make a partial withdrawal or full surrender of your Contract at any time during the Accumulation Period if we receive your request in good order on our form. You will be entitled to receive the net Accumulated Value of the Contract, or in the case of a partial withdrawal the portion withdrawn, less (a) any applicable Contingent Deferred Sales Charge ("CDSC"), and (b) the Contract maintenance charge.

Your request is effective on the date it is received in writing on our form in good order at our home office and your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units. We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days. We may also delay payment for the following reasons:

|X| we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or;

|X| for such other periods as the SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. The amount remaining must be at least equal to our minimum balance requirement (currently $5,000). If you have less than $5,000 left in your Contract after a partial withdrawal, we have the right to cancel the Contract and pay you the balance of the proceeds. This is an involuntary surrender, and is subject to any applicable Contract charges, CDSC, and annuity taxes.

On a non-cumulative basis, you may make partial withdrawals from the Contract during any Contract Year up to the annual withdrawal privilege amount of 10% of purchase payments without incurring a CDSC. Amounts withdrawn under the withdrawal privilege are treated as being first from gains, if any, then from purchase payments.

THE ANNUITY PERIOD

Annuity Commencement Date

Annuity payments begin on the Annuity Commencement Date you select when you buy the Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant's 90th birthday, unless you select an earlier date.

If the net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options

From the annuity options described below, you may elect to have the net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to us at our home office at least 30 days before the Annuity Commencement Date. In the absence of your election, we make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, we allow no redemptions or changes among annuity payment options.

The material factors that determine the level of your annuity benefits are:

|X| your Accumulated Value before the Annuity Commencement Date;

|X| the annuity option you select;

|X| the frequency and duration of annuity payments;

|X| the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

|X| in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in your Contract, or more favorable rates we may offer, reduced by any applicable premium taxes not previously deducted. You are then credited with a number of Annuity Units which remains the same for the payment period.


The Contract provides for the six annuity options described below:


Option 1-Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a-Joint and Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b-Joint and Two-Thirds to Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c-Joint and One-Half to Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3-Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary's estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4-Unit Refund Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. We make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s ) as of the date that we receive Due Proof of Death in writing at our home office. We multiply that value by the excess, if any, of (a) over (b). For this purpose,
(a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

Assumed Investment Return

We use a 3.5% assumed investment return to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the assumed investment return. As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of Contractowner
During Annuity Period

If the death of the Contractowner occurs on or after the Annuity Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period

On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living;

otherwise, to the Contractowner's estate.


YOUR RIGHT TO CANCEL THE CONTRACT

You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you at our home office (a) the Contract and (b) a written request for cancellation. We will pay you an amount equal to the sum of (a) the difference between the purchase payments made under the Contract and the amount allocated to the Separate Account under the Contract and (b) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of your cancellation request in good order.

The amount we refund to you upon canceling the Contract may be more or less than your initial purchase payment depending on the investment results of the Subaccount(s) to which you allocated purchase payments. However, in states that require a full refund of purchase payments you will receive a full refund.

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

CALCULATING VALUES

To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Valuation Date for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Valuation Date. Finally, we multiply the previous unit value by this result.

CONTRACT EXPENSES

--------------------------------------
CDSC as a Percentage  Length of Time
of Purchase Payments   from Purchase
      withdrawn         Payment in
                           Years

         7%             Less than 1
         6%                 1-2
         5%                 2-3
         4%                 3-4
         3%                 4-5
         2%                 5-6
         1%                 6-7
         0%             More than 7
--------------------------------------


You will not be charged a CDSC on partial withdrawals during any Contract year up to the annual withdrawal privilege amount of 10% of purchase payments. You will be subject to a CDSC on any excess over this amount at the applicable CDSC percentage in the table. In calculating such a CDSC, we will assume that the amount which you are withdrawing is coming first from purchase payments (which are subject to the applicable CDSC) and then from any Accumulated Value other than purchase payments (which is not subject to any CDSC). If you have made purchase payments at different times, your purchase payments will be treated as being withdrawn in the order that we have received them (i.e., first-in, first-out).


Contingent Deferred Sales Charge

We sell the Contract without an initial sales charge. However, we deduct a CDSC from the proceeds that we pay you on a partial withdrawal or full surrender. The CDSC is a percentage of the amount that you withdraw (not to exceed the aggregate amount of your purchase payments). The CDSC percentage declines, in accordance with the table below, from 7% to 0% over a seven-year period from the date purchase payments are received to the date they are withdrawn. If you have made purchase payments at different times, the CDSC on any one purchase payment will depend upon the length of time from our receipt of the payment to the time of its withdrawal.




We will also not assess a CDSC:

|X| in the event of the death of the Annuitant or the Contractowner,

|X| if you apply the Accumulated Value to an annuity option under the Contract, or

|X| for withdrawals used to pay premium taxes.

Mortality and Expense Charge

We impose a mortality and expense risk charge. The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which we would pay in the event of death during the accumulation phase.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.25% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charges. If the charges are insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract. These profits will not remain in Separate Account.

Other Charges

Administrative Charge

We deduct an amount equal annually to 0.15% of the daily net asset value of the Subaccounts for the expense of administering the Contract. This charge is to compensate us for expenses involved in administering the Contracts. If the actual expenses exceed charges, we will bear the loss. We guarantee that we will not increase the administrative charges.

Contract Maintenance Charge

We deduct a $30.00 contract maintenance charge from the Accumulated Value on (a) the last Valuation Date of each Contract Year or (b) the date of surrender of the Contract, if earlier. This charge will not exceed 2% of the Accumulated Value. We make the charge against the Accumulated Value by proportionally reducing the number of Accumulation Units held in each of your Subaccounts. We guarantee that we will not increase this charge and we may not assess this fee in certain jurisdictions.


Premium Tax Charge

Some states and municipalities assess premium taxes or other fees at the time you either:

|X|  make purchase payments,
|X|  withdraw or surrender, or
|X|  begin receiving annuity payments.

We currently pay on your behalf any premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract. These taxes currently range up to 3.5% of your purchase payments.

FEDERAL TAX INFORMATION

This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account ("IRA"). Purchase payments to a Contract outside of a qualified plan or IRA ("non-qualified") are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Contract. The IRS has not reviewed the Contract for qualification as an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan ("qualified contracts"). If a qualified contract is purchased, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans. However, generally, deductible or "before-tax" purchase payments for qualified contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments

Your purchase payments are not deductible from your gross income for tax purposes.

Increases in
Accumulated Value

Generally, you pay no income tax on increases in your Contract's Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

Annuity Payments

Once annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the amount of your purchase payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the Contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

|X| dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

|X| multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders

Before annuity payments begin, withdrawals and surrenders are taxed as follows:

|X| a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract (that is, on an "income first" basis); and

|X| a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer's reaches age 59 1/2, subject to certain exceptions.

For purposes of surrenders, the Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

|X| made on or after the tax payer reaches age 59 1/2;

|X| made on or after the death of a Contractowner;

|X| attributable to the taxpayer's becoming disabled; or

|X| made as part of a series of substantially equal periodic payments for the life or life expectancy of the tax payer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.

Death Benefits

Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes. Generally, a death benefit is included in the income of the recipient as follows:

|X| if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

|X| if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner's investment in the Contract. The Beneficiary must pay taxes on this amount at the Beneficiary's tax rate. Moreover, the death benefit may also be taxed in the Contractowner's estate unless the beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus.

Tax Withholding
and Reporting

The Code generally requires us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

For periodic payments (E.G., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (E.G., distributions such as partial withdrawals), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

The Code generally requires us to report all payments to the Internal Revenue Service.

Other Tax Issues

We are taxed as a "life insurance company" under the Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.

We are required to ensure that the Subaccounts of Separate Account D meet the investment diversification requirements of the Code. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met. If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

The Life Series Fund sells its shares not only to the Separate Account but also to a separate account that serves as the funding vehicle for variable life insurance policies that we issue. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of i.e., policyowners and Contractowners which invested in the same Life Series Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of i.e., policyowners and Contractowners, including potentially substituting a different fund for the Life Series Fund. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the Separate Account to lose its tax deferred status. This is a risk that is common to many variable annuity contracts and variable life insurance policies.

It is possible that the tax rules may change regarding a Contractowner's control of investments underlying a variable annuity contract. These rules may limit the number of underlying investment funds and frequency of transfers among those funds. The rules could apply retroactively if they did not reflect a new Treasury Department position. If the Contract failed to comply with the rules, the Contractowner would be taxed on the Contract's current income. We reserve the right to change the Contract to comply with any such guidelines.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Because the Life Series Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of that Fund's shareholders in accordance with the 1940 Act.

If the Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of a Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

|X| shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

|X| shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

|X| shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

|X| before the Annuity Commencement Date, we divide the Subaccount's Accumulated Value by the net asset value of one Fund share, and

|X| after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Life Series Fund establishes.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each

Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

PROCESSING TRANSACTIONS

Generally, your transaction requests will be processed as of the business day we receive it, if we receive it before the closing of business in good order. Otherwise, it will be processed on our next business day. For these purposes, a business day is the same as a Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

RESERVATION OF RIGHTS

We also reserve the right to make certain changes to the Contract, Separate Account or Funds if we believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

|X| operate the Separate Account in any form permitted by law,

|X| add, delete, combine, or modify Subaccounts of the Separate Account,

|X| add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law, or

|X| amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law, or

|X| make any necessary technical changes in the Contract in order to conform with any of the above actions.



CONTRACT YEARS AND ANNIVERSARIES

We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.

STATE VARIATIONS

Where required by state law, there may be variations in the Contract which are covered by a special form of the Contract for your State. Your Contract as a result may differ, from those in this Prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.

We offer the Contract in most states. Check with your agent representative for availability in your state. The Contract is offered continuously. Although we do not anticipate discontinuing the offer of the Contract, we reserve the right to do so at any time.

DISTRIBUTION OF THE CONTRACT


We sell the Contract solely through individuals who, in addition to being licensed with us as insurance agents, are registered representatives of FIC, which is one of our affiliates. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC's executive offices are located at 95 Wall Street, New York, NY 10005. We reserve the right to sell the Contract directly.

We pay our representatives about 3% of the purchase payments made under the Contract. We also may pay our representatives additional amounts through compensation overrides, expense allowances, bonuses and training allowances. Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

REPORTS

At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law. In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing us.

FINANCIAL STATEMENTS

The financial statements of First Investors Life and for the Separate Account are in the SAI.

--------------------------------------------------------------------------------
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ITEM                                                                        PAGE

General Description............................................................2
Services.......................................................................2
Annuity Payments...............................................................3
Other Information..............................................................4
Performance Information........................................................5
Relevance of Financial Statements.............................................11
Appendices....................................................................12
   Financial Statements.......................................................19








SEC file numbers:


Separate Account D:  333-26341/811-08205

To: President First Investors Life Insurance Company

95 Wall Street
New York, New York 10005

                            Request for Statement of
                             Additional Information

I would like to receive a current copy of the following: (check all appropriate boxes below)

[ ] The Statement of Additional Information for your Tax Tamer Variable annuity contract.

[ ] The Statement of Additional Information for First Investors Life Series
Fund.

From:
     ---------------------------
              (name)

Contract number:
                 -------------------
Address:
                 -------------------

                 -------------------

Phone number:
                 -------------------

[ ]  Check if this is a change of address.

[lOGO OF A 1]First Investors Life

First Investors Life Insurance Company
95 Wall Street
New York, New York 10005

212-858-8200

LIFE325

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D


                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                     FIRST INVESTORS LIFE INSURANCE COMPANY


            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004

      This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, dated April 30, 2004 which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by
telephoning (800) 342-7963 or by visiting our website at www.firstinvestorslife.com.


The terms in this SAI have the same meaning as in the Prospectus.


                                TABLE OF CONTENTS

                                                                            Page


         General Description................................................   2
         Services...........................................................   2
         Valuation..........................................................   3
         Other Information..................................................   4
         Performance Information............................................   5
         Relevance of Financial Statements..................................  11
         Appendices.........................................................  12
         Financial Statements
           Separate Account C...............................................  18
           Separate Account D...............................................  23
           First Investors Life Insurance Company........................... F-1

                               GENERAL DESCRIPTION

         FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund ("Life Series Fund"). Mr. Glenn O. Head and members of his family, control FICC and, therefore, the Adviser and First Investors Life.

         SEPARATE ACCOUNT ASSETS. First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997. Each Separate Account was established under the provisions of the New York Insurance Law. Each Separate Account's assets are segregated from the assets of First Investors Life, and that portion of each Separate Account's assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account are not chargeable with liabilities arising out of any other business of First Investors Life. Each Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

         The assets of each Separate Account is invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The thirteen Funds of Life Series Fund are: Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund, and Value Fund (formerly Utilities Income Fund.)

                                    SERVICES

         CUSTODIAN. First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

         INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account C and Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.


         UNDERWRITER. First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 2001, 2002 and 2003, FIC received fees from Separate Account C of $, $1,874,257, $1,126,313, and $____________ respectively, in connection with the distribution of the Contracts in a continuous offering.

         For fiscal year ending December 31, 2001, 2002 and 2003, FIC received fees for Separate Account D of $, $1,441,386, $956,933, and $___________respectively in connection with the distribution of the contracts in a continuous offering.


         First Investors Life anticipates continuing to offer the Contracts of each Separate Account but reserves the right to discontinue the offering.

         The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

                                    VALUATION

         VALUE OF AN ACCUMULATION UNIT. For each Subaccount of Separate Account and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

         NET INVESTMENT FACTOR. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting
(c) from the result, where:

(a)      is the net result of:

         (1)      the  net  asset  value  per  share  of  the  applicable   Fund
                  determined at the end of the current Valuation Period, plus

         (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks. For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount. For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

         The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

         VALUE OF AN ANNUITY UNIT. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

         AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

         The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

         A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

                                OTHER INFORMATION

         TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

         REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.

         ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

                             PERFORMANCE INFORMATION

         Each Separate Account may advertise the performance of its Subaccounts in various ways.

         The yield for a Subaccount (other than the Cash Management Subaccount) is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by the Subaccount during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of the Subaccount outstanding during the base period and (B) the maximum public offering price per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Subaccount's yield. For this calculation, interest earned on debt obligations held by the underlying Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

         For a Subaccount, other than the Cash Management Subaccount, the Subaccount's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                            1/n
                  T=[(ERV/P)   ]-1

         The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

                  [ERV-P]/P  = TOTAL RETURN

         In providing such performance data for Separate Account C, each Subaccount, other than the Cash Management Subaccount, will assume the payment of the maximum sales charge of 7.00% (as a percentage of the purchase payment) on the initial investment and the payment of the Mortality and Expense Risk Charges of 1.00% ("P"). For Separate Account D, each Subaccount, other than the Cash Management Subaccount, will assume the payment of the applicable CDSC imposed on a surrender of purchase payments for the applicable period, the payment of applicable Mortality and Expense Risk and Administrative charges of 1.40% ("P"), and the payment of the $30 annual contract maintenance charge. Each Subaccount, other than the Cash Management Subaccount, will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.


         Average annual total return and total return computed at the offering price for the periods ended December 31, 2003 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:

                               SEPARATE ACCOUNT C

AVERAGE ANNUAL TOTAL RETURN(1)

                                       ONE        FIVE      TEN    LIFE OF
                                       YEAR       YEARS     YEARS  SUBACCOUNT(2)
                                      ------------------------------------------

BLUE CHIP SUBACCOUNT                   16.19%     -4.61%     6.13%       N/A
DISCOVERY SUBACCOUNT                   28.21%     -1.99%     3.57%       N/A
FOCUS EQUITY SUBACCOUNT                17.60%       N/A       N/A       -7.88%
GOVERNMENT SUBACCOUNT                  -4.99%      3.68%     4.32%       N/A
GROWTH SUBACCOUNT                      18.94%     -0.53%     8.72%       N/A
HIGH YIELD SUBACCOUNT                  16.14%      1.60%     4.72%       N/A
INTERNATIONAL SECURITIES SUBACCOUNT    22.02%     -1.10%     6.12%       N/A
INVESTMENT GRADE SUBACCOUNT             0.00%      3.59%     4.91%       N/A
TARGET MATURITY 2007 SUBACCOUNT        -6.18%      3.36%      N/A       6.57%
TARGET MATURITY 2010 SUBACCOUNT        -5.31%      3.98%      N/A       7.22%
TARGET MATURITY 2015 SUBACCOUNT        -4.94%       N/A       N/A       7.69%
VALUE SUBACCOUNT                       17.47%     -3.81%      N/A       3.86%



TOTAL RETURN(1)


                                       ONE        FIVE      TEN    LIFE OF
                                       YEAR       YEARS     YEARS  SUBACCOUNT(2)
                                      ------------------------------------------
BLUE CHIP SUBACCOUNT                   16.19%     -21.02%   81.24%      N/A
DISCOVERY SUBACCOUNT                   28.21%     -9.57%    42.07%      N/A
FOCUS EQUITY SUBACCOUNT                17.60%       N/A       N/A     -28.86%
GOVERNMENT SUBACCOUNT                  -4.99%     19.78%    52.71%      N/A
GROWTH SUBACCOUNT                      18.94%     -2.61%    130.66%     N/A
HIGH YIELD SUBACCOUNT                  16.14%      8.24%    58.53%      N/A
INTERNATIONAL SECURITIES SUBACCOUNT    22.02%     -5.38%    81.13%      N/A
INVESTMENT GRADE SUBACCOUNT             0.00%     19.30%    61.45%      N/A
TARGET MATURITY 2007 SUBACCOUNT        -6.18%     17.95%      N/A      73.81%
TARGET MATURITY 2010 SUBACCOUNT        -5.31%     21.53%      N/A      70.77%
TARGET MATURITY 2015 SUBACCOUNT        -4.94%       N/A       N/A      36.00%
VALUE SUBACCOUNT                       17.47%     -17.67%     N/A      45.98%

(1) The return figures assume the current maximum sales charge of 7.00%. Prior to December 30, 1991, the maximum sales charge for Separate Account C was 7.25%. Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2003. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception dates for the Subaccounts are as follows: Blue Chip Subaccount, Cash Management Subaccount, Discovery Subaccount, Growth Subaccount, High Yield Subaccount and International Securities Subaccount - October 16, 1990; Government Subaccount and Investment Grade Subaccount - January 7, 1992; Value Subaccount - November 16, 1993; Target Maturity 2007 Subaccount - April 24, 1995; Target Maturity 2010 Subaccount - April 29, 1996; and Focused Equity Subaccount and Target Maturity 2015 Subaccount - November 8, 1999. Only those subaccounts with less than ten years of performance information are included in this column.

         Nonstandardized average annual total return and total return may also be advertised without any sales charges, but assuming the payment of all recurring Separate Account C charges, including the Mortality and Expense Risk Charge of 1.00% (non-standardized performance information). In such a case, the initial investment will either reflect a reduced sales load or no sales load. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Nonstandardized average annual total return and total return computed at net asset value for the periods ended December 31, 2003 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:


NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN(1)


                                       ONE        FIVE      TEN    LIFE OF
                                       YEAR       YEARS     YEARS  SUBACCOUNT(2)
                                      ------------------------------------------

BLUE CHIP SUBACCOUNT                   24.94%     -3.22%     6.90%       N/A
DISCOVERY SUBACCOUNT+                  37.86%     -0.56%     4.33%       N/A
FOCUS EQUITY SUBACCOUNT                26.45%      N/A        N/A      -6.25%
GOVERNMENT SUBACCOUNT                  2.16%      5.19%      5.08%       N/A
GROWTH SUBACCOUNT                      27.89%     0.93%      9.51%       N/A
HIGH YIELD SUBACCOUNT                  24.88%     3.08%      5.48%       N/A
INTERNATIONAL SECURITIES SUBACCOUNT    31.20%     0.35%      5.35%       N/A
INVESTMENT GRADE SUBACCOUNT            7.52%      5.11%      5.67%       N/A
TARGET MATURITY 2007 SUBACCOUNT        0.89%      4.87%       N/A       7.46%
TARGET MATURITY 2010 SUBACCOUNT        1.82%      5.49%       N/A       8.24%
TARGET MATURITY 2015 SUBACCOUNT        2.21%       N/A        N/A       9.59%
VALUE SUBACCOUNT                       26.32%     -2.41%      N/A       4.61%


TOTAL RETURN(1)


                                       ONE        FIVE      TEN    LIFE OF
                                       YEAR       YEARS     YEARS  SUBACCOUNT(2)
                                      ------------------------------------------

BLUE CHIP SUBACCOUNT                   24.94%    -15.08%    94.89%      N/A
DISCOVERY SUBACCOUNT                   37.86%     -2.76%    52.76%      N/A
FOCUS EQUITY SUBACCOUNT                26.45%      N/A       N/A      -23.50%
GOVERNMENT SUBACCOUNT                  2.16%      28.80%    64.20%      N/A
GROWTH SUBACCOUNT                      27.89%     4.72%    148.02%      N/A
HIGH YIELD SUBACCOUNT                  24.88%     16.39%    70.46%      N/A
INTERNATIONAL SECURITIES SUBACCOUNT    31.20%     1.74%     68.45%      N/A
INVESTMENT GRADE SUBACCOUNT            7.52%      28.28%    73.60%      N/A
TARGET MATURITY 2007 SUBACCOUNT        0.89%      26.83%     N/A      86.89%
TARGET MATURITY 2010 SUBACCOUNT        1.82%      30.68%     N/A      83.62%
TARGET MATURITY 2015 SUBACCOUNT        2.21%       N/A       N/A      46.23%
VALUE SUBACCOUNT                       26.32%    -11.48%     N/A      56.96%

--------------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2003. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception dates for the Subaccounts are as follows: Blue Chip Subaccount, Cash Management Subaccount, Discovery Subaccount, Growth Subaccount, High Yield Subaccount and International Securities Subaccount - October 16, 1990; Government Subaccount and Investment Grade Subaccount - January 7, 1992; Value Subaccount - November 16, 1993; Target Maturity 2007 Subaccount - April 24, 1995; Target Maturity 2010 Subaccount - April 29, 1996; and Focused Equity Subaccount and Target Maturity 2015 Subaccount - November 8, 1999. Only those subaccounts with less than ten years of performance information are included in this column.

                               SEPARATE ACCOUNT D

AVERAGE ANNUAL TOTAL RETURN(1)


                                        ONE            FIVE        LIFE OF
                                        YEAR           YEARS       SUBACCOUNT(2)
                                       ----------------------------------------

BLUE CHIP SUBACCOUNT                   15.62%          -4.33%         -0.57%
DISCOVERY SUBACCOUNT                   27.59%          -1.68%         -0.59%
FOCUS EQUITY SUBACCOUNT                17.02%            N/A          -7.89%
GOVERNMENT SUBACCOUNT                  -5.48%           4.04%         4.68%
GROWTH SUBACCOUNT                      18.36%          -0.20%         4.13%
HIGH YIELD SUBACCOUNT                  15.57%           1.94%         2.57%
INTERNATIONAL SECURITIES SUBACCOUNT    21.42%          -0.78%         0.79%
INVESTMENT GRADE SUBACCOUNT             0.56%           3.95%         4.93%
TARGET MATURITY 2007 SUBACCOUNT        -6.66%           3.71%         6.05%
TARGET MATURITY 2010 SUBACCOUNT        -5.80%           4.55%         6.56%
TARGET MATURITY 2015 SUBACCOUNT        -5.43%            N/A          9.03%
VALUE SUBACCOUNT                       16.89%          -3.52%         1.40%



TOTAL RETURN(1)


                                        ONE            FIVE        LIFE OF
                                        YEAR           YEARS       SUBACCOUNT(2)
                                       ----------------------------------------

BLUE CHIP SUBACCOUNT                   15.62%         -19.84%         -3.61%
DISCOVERY SUBACCOUNT                   27.59%         -8.13%          -3.71%
FOCUS EQUITY SUBACCOUNT                17.02%           N/A          -28.90%
GOVERNMENT SUBACCOUNT                  -5.48%         21.87%          34.17%
GROWTH SUBACCOUNT                      18.36%         -1.02%          29.74%
HIGH YIELD SUBACCOUNT                  15.57%         10.08%          17.71%
INTERNATIONAL SECURITIES SUBACCOUNT    21.42%         -3.85%          5.18%
INVESTMENT GRADE SUBACCOUNT             0.56%         21.38%          36.30%
TARGET MATURITY 2007 SUBACCOUNT        -6.66%         20.00%          45.88%
TARGET MATURITY 2010 SUBACCOUNT        -5.80%         24.94%          50.50%
TARGET MATURITY 2015 SUBACCOUNT        -5.43%           N/A           43.15%
VALUE SUBACCOUNT                       16.89%         -16.42%         9.37%

-------------------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2003. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception dates for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount is July 28, 1997. The Focused Equity and Target Maturity 2015 Subaccounts commenced operations on November 8, 1999.

         Nonstandardized average annual total return and total return may also be advertised without any applicable CDSC, but assuming the payment of all recurring Separate Account D charges, including the Mortality and Expense Risk Charge of 1.25% (non-standardized performance information). Any quotation of return not reflecting an applicable CDSC will be greater than if the CDSC were used. Nonstandardized average annual total return and total return computed at net asset value for the periods ended December 31, 2003 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:


NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN(1)


                                        ONE            FIVE        LIFE OF
                                        YEAR           YEARS       SUBACCOUNT(2)
                                       ----------------------------------------

BLUE CHIP SUBACCOUNT                   24.32%          -3.74%          -0.26%
DISCOVERY SUBACCOUNT+                  37.19%          -1.08%          -0.27%
FOCUS EQUITY SUBACCOUNT                25.83%           N/A            -6.75%
GOVERNMENT SUBACCOUNT                  1.63%           4.67%            5.01%
GROWTH SUBACCOUNT                      27.26%          0.40%            4.46%
HIGH YIELD SUBACCOUNT                  24.26%          2.56%            2.89%
INTERNATIONAL SECURITIES SUBACCOUNT    30.56%          -0.18%           1.11%
INVESTMENT GRADE SUBACCOUNT            6.97%           4.59%            5.26%
TARGET MATURITY 2007 SUBACCOUNT        0.36%           4.35%            6.38%
TARGET MATURITY 2010 SUBACCOUNT        1.29%           4.98%            7.07%
TARGET MATURITY 2015 SUBACCOUNT        1.69%            N/A            10.39%
VALUE SUBACCOUNT                       25.69%          -2.93%           1.72%


TOTAL RETURN(1)

                                        ONE            FIVE        LIFE OF
                                        YEAR           YEARS       SUBACCOUNT(2)
                                       ----------------------------------------


BLUE CHIP SUBACCOUNT                   24.32%         -17.36%         -1.64%
DISCOVERY SUBACCOUNT                   37.19%          -5.29%         -1.75%
FOCUS EQUITY SUBACCOUNT                25.83%           N/A           -25.16%
GOVERNMENT SUBACCOUNT                  1.63%           25.64%         36.90%
GROWTH SUBACCOUNT                      27.26%          2.04%          32.39%
HIGH YIELD SUBACCOUNT                  24.26%          13.48%         20.11%
INTERNATIONAL SECURITIES SUBACCOUNT    30.56%          -0.87%          7.33%
INVESTMENT GRADE SUBACCOUNT            6.97%           4.59%          39.08%
TARGET MATURITY 2007 SUBACCOUNT        0.36%           23.72%         48.86%
TARGET MATURITY 2010 SUBACCOUNT        1.29%           27.49%         55.15%
TARGET MATURITY 2015 SUBACCOUNT        1.69%            N/A           50.69%
VALUE SUBACCOUNT                       25.69%         -13.83%         11.61%

--------------------------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2003. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.


(2) The inception dates for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount, is July 28, 1997. The Focused Equity Subaccount and Target Maturity 2015 Subaccount commenced operations on November 8, 1999.

         Return information may be useful to investors in reviewing a Subaccount's performance. However, the total return and average annual total return will fluctuate over time and the return figures for any given past period is not an indication or representation by Separate Account C or Separate Account D of future rates of return of any Subaccount.

         At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce such Fund's expenses. Any such waiver or reimbursement would increase the corresponding Subaccount's total return, average annual total return and yield during the period of the waiver or reimbursement.

         Each Subaccount may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable versus tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by any Subaccount of past or future yield or return of any of the Subaccounts.

         From time to time, in reports and promotional literature, the Separate Accounts may compare the performance of its Subaccounts to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

         DETERMINATION OF CURRENT AND EFFECTIVE YIELD. Each Separate Account provides current yield quotations for its Cash Management Subaccount based on the underlying Fund's daily dividends. The underlying Fund declares dividends from net investment income daily and pays them monthly.

         For purposes of current yield quotations, dividends per Accumulation Unit for a seven-day period are annualized (using a 365-day year basis) and divided by the average value of an Accumulation Unit for the seven-day period.

         The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing the Cash Management Subaccount's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

         In addition to providing current yield quotations, each Separate Account provides effective yield quotations for its Cash Management Subaccount for a base period return of seven days. An effective yield quotation is determined by a formula which requires the compounding of the unannualized base period return. Compounding is computed by adding 1 to the unannualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

         The following is an example, for purposes of illustration only, of the current and effective yield calculation for the seven day period ended December 31, 2003.


                                                           Separate    Separate
         Dividends per accumulation unit from net          Account C   Account D
         investment income (seven calendar days
         ended December 31, 2003)
         (Base Period) ..................................    $           $
         Annualized (365 day basis)* ....................    $           $
         Average value per accumulation unit for the
         seven calendar days ended December 31, 2003 ....    $           $
         Annualized historical yield per accumulation
         unit for the seven calendar days ended
         December 31, 2003 ..............................    -%          %
         Effective Yield** ..............................    %           %
         Weighted average life to maturity of the portfolio on December 31, 2003 was 68 days

         *This represents the average of annualized net investment income per Accumulation Unit for the seven calendar days ended December 31, 2002.


        **Effective Yield = [(Base Period Return + 1) 365/7] - 1

         The figures in the above example do not include the maximum sales charge of 7.00%. Accordingly, all yield quotations are higher than they would have been had such expense been included.

         The Prospectus and SAI for the Separate Accounts may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

                        RELEVANCE OF FINANCIAL STATEMENTS

         The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account's Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                   APPENDICES

                                   APPENDIX I

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT C

                         A + B
Net Investment Factor =  -----  - D
                           C

Where:

A = The Net Asset  Value of a Fund share as of the end
    of the current Valuation Period.
    Assume..................................................... =    $8.51000000
B = The per share amount of any dividend or capital
    gains distribution since the end of the immediately
    preceding Valuation Period.
    Assume..................................................... =              0
C = The Net Asset Value of a Fund share as of the end
    of the immediately preceding Valuation Period.
    Assume..................................................... =    $8.39000000
D = The daily deduction for mortality and expense risks,
    which totals 1.0% on an annual basis.
    On a daily basis........................................... =      .00002740

Then, the Net Investment Factor = 8.51000000 + 0 - .00002740... =     1.01427534
                                  --------------
                                    8.39000000

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D

                         A + B
Net Investment Factor =  -----  - D
                           C

Where:

A = The Net Asset Value of a Fund share as of the end of the current Valuation Period.
    Assume..................................................... =    $8.51000000
B = The per share amount of any dividend or capital gains
    distribution since the end of the immediately preceding
    Valuation Period.
    Assume..................................................... =              0
C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
    Assume..................................................... =    $8.39000000
D = The daily deduction for mortality and expense risks and
    administration, which totals 1.4% on an annual basis.
    On a daily basis........................................... =      .00003836

Then, the Net Investment Factor = 8.51000000 + 0 - .00003836... =     1.01426438
                                  --------------
                                    8.39000000

                                    EXAMPLE B
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT C

Accumulation Unit Value = A x B

Where:

A = The Accumulation Unit Value for the immediately preceding
    Valuation Period.
    Assume..................................................... =    $1.46328760
B = The Net Investment Factor for the current Valuation Period.
    Assume..................................................... =     1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534... =     1.48417653


                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D

Accumulation Unit Value = A x B

Where:

A = The Accumulation Unit Value for the immediately preceding
    Valuation Period.
    Assume..................................................... =    $1.46328760
B = The Net Investment Factor for the current Valuation Period.
    Assume..................................................... =     1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438... =     1.48416049

                                   APPENDIX II

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                           DEATH BENEFIT PAYABLE UNDER
                    ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY
                  FOR SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

                         A                A
Annuity Units Payable = ---  - (CxD), if --- is greater than CxD
                         B                B
Where:

A = The Net Accumulated Value applied on the Annuity
    Commencement Date to purchase the Variable Annuity.
    Assume..................................................... =     $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
    Assume..................................................... =    $1.08353012

C = The number of Annuity Units represented by each
    payment made.
    Assume..................................................... =   116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
    Assume..................................................... =             30

Then the number of Annuity Units Payable:

                      $20,000.00   -  (116.61488844 x 30)
                     ------------
                     $1.08353012

                 =   18,458.18554633  -  3,498.44665320

                 =   14,959.73889313


If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

        14,959.73889313 x $1.12173107 = $16,780.80

                                  APPENDIX III

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                              ANNUITY UNIT VALUE OF
                    SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

Annuity Unit Value = A x B x C

Where:

A = Annuity Unit Value of the immediately preceding
    Valuation Period.
    Assume..................................................... =    $1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity Unit is being calculated.
    Assume..................................................... =     1.00083530

C = A factor to neutralize the assumed interest rate of
    3 1/2% built into the Annuity Tables used.
    Daily factor equals........................................ =     0.99990575

Then, the Annuity Value is:

    $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771


                                    EXAMPLE B

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                    SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

                                            A
First Monthly Variable Annuity Payment = ------  x B
                                         $1,000

Where:

A = The Net Accumulated Value allocated to Separate Account C for the Valuation Date on or immediately  preceding the
    seventh day before the Annuity Commencement Date.
    Assume..................................................... =     $20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant
    according to the Annuity Tables contained in the Contract.
    Assume..................................................... =          $6.40

Then, the first Monthly Variable Payment = $20,000 x $6.40 = $128.00
                                           -------
                                           $1,000

                                    EXAMPLE C

                    FORMULA AND ILLUSTRATION FOR DETERMINING
    THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

                           A
Number of Annuity Units = ---
                           B
Where:
A = The dollar amount of the first monthly Variable Annuity
    Payment.
    Assume..................................................... =        $128.00

B = The Annuity Unit Value for the Valuation Date on or
    immediately preceding the seventh day before the Annuity
    Commencement Date.
    Assume..................................................... =    $1.09763000

Then, the number of Annuity Units =     $128.00    = 116.61488844
                                     ------------
                                      $1.09763000


                                    EXAMPLE D

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
         ANNUITY PAYMENTS FROM SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

Second Monthly Variable Annuity Payment = A x B

Where:

A = The Number of Annuity Units represented by each monthly
    Variable Annuity Payment.
    Assume..................................................... =   116.61488844

B = The Annuity Unit Value for the Valuation Date on or
    immediately preceding the seventh day before the date on
    which the second (or subsequent) Variable Annuity Payment
    is due.
    Assume..................................................... =    $1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                            PART C: OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENT AND EXHIBITS

            (a)   Financial Statements:


                  The financial statements for the period ending December 31, 2003 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund D are included in Part B of this Registration Statement. /5/


            (b)   Exhibits:

                  1. Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account D. /1/

                  2.    Not applicable.

                  3.    Distribution Contracts:

                        (a) Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

                        (b) Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/

                  4.    Variable Annuity Contracts:

                        (a) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account D. /2/

                        (b) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and extension of ten-day revocation period if Contract replaces another annuity contract. /2/

                        (c) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and containing an endorsement pertaining to minimum rate of return following death of Annuitant. /2/

                        (d) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for a full refund of premium payment upon request for cancellation of Contract prior to delivery of Contract. /2/

                        (e) Specimen Individual Variable Annuity Endorsement by First 1nvestors Life Insurance Company regarding minimum initial purchase payments and death benefit. /4/


                  5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

                  6.    a.    (1) Declaration of Intention and Charter of First
                                  Investors Life Insurance Company. /1/

                              (2) Certificate of Amendment. /1/

                              (3) Certificate of Amendment. /1/

                              (4) Certificate of Amendment. /1/

                              (5) Certificate of Amendment. /1/

                        b.    By-laws of First Investors Life Insurance Company.
                              /1/

                  7.    Not applicable.

                  8.    Not applicable.

                  9. Opinion of and consent of Tammie Lee, Esq., special counsel to First Investors Life Insurance Company. /2/


                  10.   a.    Consent of Independent Public Accountants. /5/


                        b. Powers of Attorney for Ms. Head and Messrs. Head, Gaebler, Baris, Hodes, Dallas, Ream, Schaenen and Sullivan. /1/

                        c. Powers of Attorney for Ms. Kruzan and Messrs. Lyons and Wagner. /3/

                  11.   Not applicable.

                  12.   Not applicable.


                  13. Performance Calculations. (See "Performance Information" as set forth in Part B of this Registration Statement)

------------------

      /1/   Previously   filed  on  May  1,  1997  in  initial  filing  of  this
            Registration Statement.

      /2/ Previously filed on July 8, 1997 in Pre-Effective Amendment No. 1 to this Registration Statement.

      /3/ Previously filed on April 10, 2002 in Post-Effective Amendment No. 7 to this Registration Statement.

      /4/   Filed herewith.

      /5/   To be filed by amendment.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005):

                                        Position and Office
Name and Principal                      with First Investors
Business Address                        Life Insurance Company
------------------                      ----------------------

Jay G. Baris                            Director
Kramer Levin Naftalis & Frankel
919 Third Avenue
New York, NY  10022

Glenn T. Dallas                         Director
21 Eagle Nest Road
Morristown, NJ 07960


William H. Drinkwater                   Senior Vice President, Chief Acutary
                                        and Director


Richard H. Gaebler                      Director

Glenn O. Head                           Chairman and Director

Kathryn S. Head                         Director
581 Main Street
Woodbridge, NJ  07095

Scott Hodes                             Director
Ross & Hardies
150 North Michigan Avenue

Chicago, Il 60601

Jane W. Kruzan                          Director

Jackson Ream                            Director
(Retired)

Nelson Schaenen Jr.                     Director
(Retired)

                                        Position and Office
Name and Principal                      with First Investors
Business Address                        Life Insurance Company
------------------                      ----------------------


John T. Sullivan                        Director

Clark D. Wagner                         Director


Elizabeth A. Agostini                   Corporate Counsel


Carol Lerner Brown                      Secretary

Lawrence M. Falcon                      Senior Vice President and Comptroller


Robert T. Flanagan                      Vice President


William M. Lipkus                       Vice President and Chief Financial
581 Main Street                         Officer
Woodbridge, NJ 07095


Joseph Rao                              Corporate Actuary


Leanne Russo                            Assistant Vice President


Carol E. Springsteen                    President and Director



Ada M. Suchow                           Vice President and Assistant
                                        Secretary



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

            There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

            ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

            FIRST  INVESTORS   CONSOLIDATED   CORPORATION   (FICC)   (Delaware).
            Ownership: Glenn O. Head is the controlling person of the voting stock; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

            ADMINISTRATIVE DATA MANAGEMENT CORP. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

            FIRST  INVESTORS  ASSET   MANAGEMENT   COMPANY,   INC.   (Delaware).
            Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

            FIRST INVESTORS  CORPORATION  (New York).  Ownership:  100% owned by
            FICC;   Principal  Business:   Broker-Dealer;   Affiliate  of  First
            Investors Life Insurance Company.

            FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

            FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

            FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Affiliate of First Investors Life Insurance Company.

            FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by
            FICC;   Principal  Business:   Affiliate  of  First  Investors  Life
            Insurance Company.

            FIRST   INVESTORS   FEDERAL   SAVINGS  BANK  (FIFSB)  (New  Jersey).
            Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

            FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

            N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

            REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

            FIRST INVESTORS CREDIT FUNDING  CORPORATION  (New York).  Ownership:
            100% owned by FICC; Principal Business: Affiliate of First Investors Life Insurance Company.

            SCHOOL FINANCIAL MANAGEMENT SERVICES, INC. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

ITEM 27.    NUMBER OF CONTRACTOWNERS


            As of March, 2004, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund D was.


ITEM 28.    INDEMNIFICATION

            ARTICLE XIV OF THE BY-LAWS OF FIRST INVESTORS LIFE INSURANCE COMPANY PROVIDES AS FOLLOWS:

            "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by
            Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

            REFERENCE IS HEREBY MADE TO THE NEW YORK BUSINESS CORPORATION LAW, SECTIONS 721 THROUGH 726.

            The general effect of this  Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

            A  directors  and  officers   liability  policy  in  the  amount  of
$3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund D pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund D has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund D of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First

Investors Life Variable Annuity Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITER


      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

            Executive Investors Trust
            First Investors Cash Management Fund, Inc.
            First Investors Fund For Income, Inc.
            First Investors Global Fund, Inc.
            First Investors Government Fund, Inc.
            First Investors Insured Tax Exempt Fund, Inc.
            First Investors Multi-State Insured Tax Free Fund
            First Investors New York Insured Tax Free Fund, Inc.
            First Investors Series Fund
            First Investors Series Fund II, Inc.
            First Investors Tax-Exempt Money Market Fund, Inc.
            First Investors U.S. Government Plus Fund
            First Investors Life Variable Annuity Fund A
            First Investors Life Variable Annuity Fund C
            First Investors Life Level Premium Variable Life Insurance (Separate Account B)

            First Investors Corporation is Sponsor of:

            First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

            First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

      (b) The following persons are the officers and directors of First Investors Corporation: (The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.)

                                        Position and
          Name and Principal            Office with First
          Business Address              Investors Corporation
          ------------------            ---------------------

          Glenn O. Head                 Chairman of the Board and Director

          Kathryn S. Head               Vice President and Director

          Lawrence A. Fauci             Director

          Larry R. Lavoie               Director, Secretary and General Counsel

          John T. Sullivan              Director

          Frederick Miller              Senior Vice President

          Robert Flanagan               President

          William M. Lipkus             Chief Financial Officer and Treasurer

          Anne Condon                   Vice President


                                        Position and
          Name and Principal            Office with First
          Business Address              Investors Corporation
          ------------------            ---------------------


          Elizabeth Reilly              Vice President

          Matthew Smith                 Vice President

          Mark Segal                    Assistant Vice President

          Carol Lerner Brown            Assistant Secretary

          Conrad Charak                 Assistant Secretary


------------------------
            (c) Not Applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            Most accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005.

ITEM 31.    MANAGEMENT SERVICES

            Not applicable.

ITEM 32.    UNDERTAKINGS

            Registrant hereby makes the following undertakings:

            (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

            (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

            (d) Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

                  First Investors Life Insurance Company ("First Investors Life") represents that the fees and charges deducted under the Contracts that are identified as Contract Form VAC (CDSC) and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors, as the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES


            As required by the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 27th day of February 2004.


                                FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                                (Registrant)

                                BY:  FIRST INVESTORS LIFE INSURANCE COMPANY
                                     /s/ (Depositor)
                                     (On behalf of the Registrant and itself)

                                By   /s/ Carol E. Springsteen
                                     Carol E. Springsteen
                                     President

            As required by the 1933 Act, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

            SIGNATURE        ITLE                                     DATE
            ---------        ----                                     ----

/s/Carol E. Springsteen           President                    February 27, 2004
-----------------------------     and Director
     Carol E. Springsteen

/s/ William M. Lipkus             Vice President and           February 27, 2004
-----------------------------     Chief Financial Officer
     William M. Lipkus

/s/ Lawrence M. Falcon            Senior Vice President        February 27, 2004
-----------------------------     Comptroller
     Lawrence M. Falcon

/s/ Glenn O. Head*                Chairman and Director        February 27, 2004
-----------------------------
     Glenn O. Head

/s/ Richard H. Gaebler*           Director                     February 27, 2004
-----------------------------
     Richard H. Gaebler

/s/ Jay G. Baris*                 Director                     February 27, 2004
-----------------------------
     Jay G. Baris

/s/ Scott Hodes*                  Director                     February 27, 2004
-----------------------------
     Scott Hodes

/s/ Glenn T. Dallas*              Director                     February 27, 2004
-----------------------------
     Glenn T. Dallas

/s/ Jackson Ream*                 Director                     February 27, 2004
-----------------------------
     Jackson Ream

/s/ Nelson Schaenen Jr.*          Director                     February 27, 2004
-----------------------------
     Nelson Schaenen Jr.

/s/ Jane W. Kruzan*               Director                     February 27, 2004
-----------------------------
     Jane W. Kruzan

/s/ John T. Sullivan*             Director                     February 27, 2004
-----------------------------
     John T. Sullivan

/s/ Kathryn S. Head*              Director                     February 27, 2004
-----------------------------
     Kathryn S. Head

/s/ Clark D. Wagner*              Director                     February 27, 2004
-----------------------------
     Clark D. Wagner

*  By:  /s/ William H. Drinkwater
        --------------------------
        William H. Drinkwater
        (Attorney-in-Fact)

                                INDEX TO EXHIBITS



Exhibit
Number                            Description
-------                           -----------


99.N4.4(e)                        Endorsement